LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

12. LEASE

The Company leases manufacturing facilities in various regions where the Company operates. The Company also leases land for construction and operations of solar power systems, and leases office space, office equipment and motor vehicles for its sales and administrative functions. Leased assets are mainly located in the United States, PRC and Europe.

The Company capitalizes lease costs to its project assets and solar power systems, when such costs qualify for capitalization as during periods in which activities necessary to get the property ready for its intended use are in progress.

The leases considered as ROU assets have various terms of up to 50 years. The Company also has certain leases with terms of 12 months or less, which are not recorded on the consolidated balance sheet.

The components of lease expenses were as follows:

	Year ended	Year ended
	December 31, 2022	December 31, 2023
	$	$
Finance lease cost:
Amortization of ROU assets	11,406	49,483
Interest on lease liabilities	1,994	5,368
Operating fixed lease cost	14,936	24,489
Short-term lease cost	1,028	1,824
Total lease cost	29,364	81,164

Supplemental balance sheet information related to leases was as follows:

		At	At
	Balance Sheet Location	December 31, 2022	December 31, 2023
		$	$
Assets:
Operating lease assets	Right-of-use assets	35,506	132,786
Land use rights, net	Right-of use assets	68,094	104,221
Total operating lease ROU assets		103,600	237,007

Finance lease assets	Property, plant and equipment, net	41,705	163,553
Total finance lease ROU assets		41,705	163,553

Liabilities:
Operating lease	Operating lease liabilities – current	9,810	20,204
Operating lease	Operating lease liabilities – non-current	25,714	116,846
Total operating lease liabilities		35,524	137,050

Finance lease	Other current liabilities	14,697	88,180
Finance lease	Other non-current liabilities	14,372	71,651
Total finance lease liabilities		29,069	159,831

12. LEASE (Continued)

Other supplemental information related to leases was as follows:

	Year ended	Year ended
	December 31, 2022	December 31, 2023
	$	$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance lease	(1,994)	(5,368)
Operating cash outflows from operating lease	(15,032)	(19,686)
Financing cash outflows from finance lease	(20,194)	(42,319)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	—	167,726
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	14,393	119,412
ROU assets disposed through early termination of operating leases in non-cash transaction	(965)	(3,288)

	At December 31,	At December 31,
	2022	2023
Weighted average of remaining lease term - finance leases (in years)	1.8	4.0
Weighted average of remaining lease term - operating leases (in years)	6.6	14.4
Weighted average of lease discount rate - finance lease	4.9%	5.5%
Weighted average of lease discount rate - operating lease	10.4%	5.7%

As of December 31, 2023, maturities of operating and finance lease liabilities were as follows:

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2024	24,927	95,023	119,950
2025	18,322	30,972	49,294
2026	15,952	17,411	33,363
2027	12,351	16,586	28,937
2028	13,655	15,342	28,997
Thereafter	132,225	3,962	136,187
Total future minimum lease payments	217,432	179,296	396,728
Less: imputed interest	80,382	19,465	99,847
NPV for future minimum lease payments	137,050	159,831	296,881

Analysis as:
Short-term	20,204	88,180	108,384
Long-term	116,846	71,651	188,497
Total lease liabilities	137,050	159,831	296,881